Trade and Other Payables (Details) - Schedule of Currency Profiles of the Group’s Trade and Other Payables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	RM 13,809,981	$ 2,928,512	RM 11,984,982
Malaysian Ringgit [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	1,130,946	239,826	1,327,480
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	12,295,728	2,607,402	10,063,356
Euro [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	255,478	54,176	530,488
Singapore Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables			37,938
Japanese Yen [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables			25,720
Others [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	RM 127,829	$ 27,108